OTHER EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OTHER EXPENSES, NET [Abstract]
Adjustment of purchase price of subsidiary sold (1)		$ 200	[1]		[1]		[1]
Impairment of goodwill and intangible assets (2)		4,620	[2]	672	[2]	904	[2]
Legal expenses (3)			[3]		[3]	7,863	[3]
Write-off of account receivable in respect of sale of subsidiary (4)				484	[4]
Other		(60)		461		(76)
Other expenses, net		4,760		1,617		8,691
Cash received from sale of subsidiary	300
Debt write-off	$ 500

[1]	See Note 11A1.
[2]	See Note 7 and 8.
[3]	See Note 11A3.
[4]	During April 2012, the Company sold its entire holding in the subsidiary Ituran Cellular Communication Ltd. for US$ 0.3 million in cash and for an additional amount of approximately US$ 0.5 million that was required to be paid soon thereafter. However, during late 2012, the acquirer entered into liquidation proceedings by its creditors and therefore due to the significant uncertainty regarding the collection of this debt, the entire amount was written-off.